MARKET DIMENSIONS
SURVIVOR DIMENSIONS

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
issued by
Security Life of Denver Insurance Company
and its
Security Life Separate Account S-L1

Supplement Effective as of April 30, 2010

This supplement updates and amends certain information contained in your prospectus dated October 1, 2004, and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

NOTICE OF UPCOMING FUND MERGERS

Disappearing Funds	Surviving Funds
ING Opportunistic LargeCap Portfolio (Class I) [1]	ING Growth and Income Portfolio (Class I)
ING Wells Fargo Small Cap Disciplined Portfolio (Class S)	ING Small Company Portfolio (Class S)

Effective on or about August 23, 2010 (the “Merger Effective Date”), the following Disappearing Funds will merge into and become part of the following Surviving Funds as follows:

IMPORTANT INFORMATION REGARDING THE UPCOMING FUND MERGERS

Prior to the Merger Effective Date, you may transfer amounts allocated to a subaccount that invests in a
Disappearing Fund to any other available subaccount or to the fixed account. See the “Transfers”
section of your policy prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.
On the Merger Effective Date, your investment in a subaccount that invests in a Disappearing Fund will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to a subaccount corresponding to a
Disappearing Fund will be automatically allocated to the subaccount corresponding to the applicable
Surviving Fund. You may give us alternative allocation instructions by contacting our ING Customer
Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or
www.ingservicecenter.com. See the “Transfers” section of your policy prospectus for information about making allocation changes.
After the Merger Effective Date, the Disappearing Funds will no longer exist and there will be no further disclosure regarding them in future supplements to the policy prospectus.
You will not incur any fees or charges or any tax liability because of the mergers, and your policy value immediately before the mergers will equal your policy value immediately after the mergers.
Because of the upcoming fund mergers, the ING Small Company Portfolio (Class S) will be added, effective April 30, 2010, to your policy as an available investment option.
1	On April 28, 2008, the subaccount that invested in this fund was closed to new investors and to new investments by existing investors.

MKSRDM-10	Page 1 of 10	April 2010

IMPORTANT INFORMATION REGARDING
FUND NAME CHANGES

Effective April 30, 2010, certain of the funds available through Security Life Separate Account S-L1 will change their names as follows:

Former Fund Name	Current Fund Name
AIM V.I. Core Equity Fund [2]	Invesco V.I. Core Equity Fund [2]
ING Evergreen Health Sciences Portfolio	ING Wells Fargo Health Care Portfolio
ING Evergreen Omega Portfolio	ING Wells Fargo Omega Growth Portfolio
ING Focus 5 Portfolio	ING DFA Global All Equity Portfolio
ING Legg Mason Partners Aggressive Growth Portfolio [3]	ING Legg Mason ClearBridge Aggressive Growth Portfolio [3]
ING Lord Abbett Affiliated Portfolio [3]	ING Lord Abbett Growth and Income Portfolio [3]
ING Oppenheimer Strategic Income Portfolio	ING Oppenheimer Global Strategic Income Portfolio
ING Stock Index Portfolio	ING U.S. Stock Index Portfolio

IMPORTANT INFORMATION ABOUT THE FUNDS AVAILABLE THROUGH THE POLICY

Effective April 30, 2010, subaccounts which invest in the following funds are available through the policy:

  American Funds – Growth Fund (Class 2)
  American Funds – Growth-Income Fund (Class 2)
  American Funds – International Fund (Class 2)
  BlackRock Global Allocation V.I. Fund (Class III)
  Fidelity® VIP Contrafund® Portfolio (Service Class)
  Fidelity® VIP Equity-Income Portfolio (Service Class)
  ING Artio Foreign Portfolio (Class I)
  ING BlackRock Large Cap Growth Portfolio (Class I)
  ING Clarion Global Real Estate Portfolio (Class S)
  ING DFA Global All Equity Portfolio (Class I) 4
  ING DFA Global Allocation Portfolio (Class I) 4
  ING FMRSM Diversified Mid Cap Portfolio (Class I)
  ING Franklin Templeton Founding Strategy Portfolio (Class I) 4
  ING Global Resources Portfolio (Class I)
  ING JPMorgan Emerging Markets Equity Portfolio (Class I)
  ING JPMorgan Small Cap Core Equity Portfolio (Class I)
  ING Limited Maturity Bond Portfolio (Class S)
  ING Liquid Assets Portfolio (Class S)
  ING MFS Total Return Portfolio (Class I)
  ING MFS Utilities Portfolio (Class S)
  ING Marsico Growth Portfolio (Class I)
  ING Marsico International Opportunities Portfolio (Class I)
  ING PIMCO Total Return Bond Portfolio (Class I)
  ING Pioneer Fund Portfolio (Class I)
  ING Pioneer Mid Cap Value Portfolio (Class I)
  ING Retirement Growth Portfolio (Class I) 4
  ING Retirement Moderate Growth Portfolio (Class I) 4
  ING Retirement Moderate Portfolio (Class I) 4
  ING T. Rowe Price Capital Appreciation Portfolio (Class I)
  ING T. Rowe Price Equity Income Portfolio (Class I)
  ING U.S. Stock Index Portfolio (Class I)
  ING Van Kampen Growth and Income Portfolio (Class S)
  ING Wells Fargo Health Care Portfolio (Class I)
  ING Wells Fargo Omega Growth Portfolio (Class I)
  ING Wells Fargo Small Cap Disciplined Portfolio (Class S)
  ING Baron Small Cap Growth Portfolio (I Class)
  ING Columbia Small Cap Value Portfolio (I Class)
  ING JPMorgan Mid Cap Value Portfolio (I Class)
  ING Oppenheimer Global Portfolio (I Class)
  NG Oppenheimer Global Strategic Income Portfolio (S Class)
  ING Pioneer High Yield Portfolio (I Class)
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio (I Class)

Listing of available funds continued on next page.

2	On April 28, 2006, the subaccount that invested in this fund was closed to new investors and to new investments by existing investors.
3	On April 28, 2008, the subaccount that invested in this fund was closed to new investors and to new investments by existing investors.
4	This fund is structured as a “fund of funds.” A fund structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying funds in which it invests. Please refer to the fund prospectus for information about the aggregate annual operating expenses of the fund and its corresponding underlying fund or funds.

MKSRDM-10	Page 2 of 10	April 2010

Continued from previous page.

  ING UBS U.S. Large Cap Equity Portfolio (I Class)
  ING Van Kampen Comstock Portfolio (I Class)
  ING Van Kampen Equity and Income Portfolio (I Class)
  ING Balanced Portfolio (Class I)
  ING Intermediate Bond Portfolio (Class I)
  ING Growth and Income Portfolio (Class I)
  ING Index Plus LargeCap Portfolio (Class I)
  ING Index Plus MidCap Portfolio (Class I)
  ING Index Plus SmallCap Portfolio (Class I)
  ING International Index Portfolio (Class S)
  ING RussellTM Large Cap Growth Index Portfolio (Class I)
  ING RussellTM Large Cap Index Portfolio (Class I)
  ING RussellTM Large Cap Value Index Portfolio (Class I)
  ING RussellTM Mid Cap Growth Index Portfolio (Class I)
  ING RussellTM Small Cap Index Portfolio (Class I)
  ING Small Company Portfolio (Class S)
  ING U.S. Bond Index Portfolio (Class I)
  ING SmallCap Opportunities Portfolio (Class I)
  Neuberger Berman AMT Socially Responsive Portfolio® (Class I)

The following chart lists the investment advisers and subadvisers and information regarding the investment objectives of the funds available through the policy. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund. If you received a summary prospectus for any of the funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating policy value to the subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective
American Funds – Growth Fund	Investment Adviser:	Seeks growth of capital by
(Class 2)	Capital Research and Management	investing primarily in common
	Company	stocks.
American Funds – Growth-	Investment Adviser:	Seeks capital growth and income
Income Fund (Class 2)	Capital Research and Management	over time by investing primarily in
	Company	U.S. common stocks or other
securities that demonstrate the
potential for appreciation and/or
dividends.
American Funds – International	Investment Adviser:	Seeks growth of capital over time
Fund (Class 2)	Capital Research and Management	by investing primarily in common
	Company	stocks of companies located outside
the United States.
BlackRock Global Allocation V.I.	Investment Adviser:	The fund seeks to provide high total
Fund (Class III)	BlackRock Advisors, LLC	return through a fully managed
	Subadvisers:	investment policy utilizing U.S. and
	BlackRock Investment Management,	foreign equity, debt and money
	LLC; BlackRock Asset Management	market instruments, the
	U.K. Limited	combination of which will be
varied from time to time both with
respect to types of securities and
markets in response to changing
market and economic trends.

MKSRDM-10	Page 3 of 10	April 2010

Investment Adviser/
Fund Name	Subadviser	Investment Objective
Fidelity® VIP Contrafund®	Investment Adviser:	Seeks long-term capital
Portfolio (Service Class)	Fidelity Management & Research	appreciation.
Company
Subadvisers:
FMR Co., Inc.; Fidelity
Management & Research (U.K.)
Inc.; Fidelity Research & Analysis Company; Fidelity Investments
Japan Limited; Fidelity
International Investment Advisors; Fidelity International Investment
Advisors (U.K.) Limited
Fidelity® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Service Class)	Fidelity Management & Research	considers the potential for capital
	Company	appreciation. Seeks to achieve a
	Subadvisers:	yield which exceeds the composite
	FMR Co., Inc.; Fidelity	yield on the securities comprising
	Management & Research (U.K.)	the Standard & Poor's 500SM Index.
Inc.; Fidelity Research & Analysis Company; Fidelity Investments
Japan Limited; Fidelity
International Investment Advisors; Fidelity International Investment
Advisors (U.K.) Limited
ING Artio Foreign Portfolio	Investment Adviser:	Seeks long-term growth of capital.
(Class I)	Directed Services LLC
Subadviser:
Artio Global Management, LLC
ING BlackRock Large Cap	Investment Adviser:	Seeks long-term growth of capital.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Investment
Management, LLC
ING Clarion Global Real Estate	Investment Adviser:	A non-diversified portfolio that
Portfolio (Class S)	ING Investments, LLC	seeks to provide investors with high
	Subadviser:	total return consisting of capital
	ING Clarion Real Estate Securities	appreciation and current income.
LLC
ING DFA Global All Equity	Investment Adviser:	Seeks long-term capital
Portfolio (Class I)	Directed Services LLC	appreciation.
Subadviser:
Dimensional Fund Advisors LP
ING DFA Global Allocation	Investment Adviser:	Seeks high level of total return,
Portfolio (Class I)	Directed Services LLC	consisting of capital appreciation
	Subadviser:	and income.
Dimensional Fund Advisors LP
ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Fidelity Management & Research Company

MKSRDM-10	Page 4 of 10	April 2010

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Franklin Templeton	Investment Adviser:	Seeks capital appreciation and
Founding Strategy Portfolio	Directed Services LLC	secondarily, income.
(Class I)
ING Global Resources Portfolio	Investment Adviser:	A non-diversified portfolio that
(Class I)	Directed Services LLC	seeks long-term capital
	Subadviser:	appreciation.
ING Investment Management Co.
ING JPMorgan Emerging	Investment Adviser:	Seeks capital appreciation.
Markets Equity Portfolio	Directed Services LLC
(Class I)	Subadviser:
J.P. Morgan Investment
Management Inc.
ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term.
Subadviser:
J.P. Morgan Investment
Management Inc.
ING Limited Maturity Bond	Investment Adviser:	Seeks highest current income
Portfolio (Class S)	Directed Services LLC	consistent with low risk to principal
	Subadviser:	and liquidity and secondarily, seeks
	ING Investment Management Co.	to enhance its total return through
capital appreciation when market
factors, such as falling interest rates
and rising bond prices, indicate that
capital appreciation may be
available without significant risk to
principal.
ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class S)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.
ING MFS Total Return Portfolio	Investment Adviser:	Seeks above-average income
(Class I)	Directed Services LLC	(compared to a portfolio entirely
	Subadviser:	invested in equity securities)
	Massachusetts Financial Services	consistent with the prudent
	Company	employment of capital. Secondarily
seeks reasonable opportunity for
growth of capital and income.
ING MFS Utilities Portfolio	Investment Adviser:	Seeks total return.
(Class S)	Directed Services LLC
Subadviser:
Massachusetts Financial Services Company
ING Marsico Growth Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC
ING Marsico International	Investment Adviser:	Seeks long-term growth of capital.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC

MKSRDM-10	Page 5 of 10	April 2010

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING PIMCO Total Return Bond	Investment Adviser:	Seeks maximum total return,
Portfolio (Class I)	Directed Services LLC	consistent with preservation of
	Subadviser:	capital and prudent investment
	Pacific Investment Management	management.
Company LLC
ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and
(Class I)	Directed Services LLC	capital growth.
Subadviser:
Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value	Investment Adviser:	Seeks capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Pioneer Investment Management, Inc.
ING Retirement Growth Portfolio	Investment Adviser:	Seeks a high level of total return
(Class I)	Directed Services LLC	(consisting of capital appreciation
	Asset Allocation Consultants:	and income) consistent with a level
	Asset Allocation Committee.	of risk that can be expected to be
greater than that of ING Retirement
Moderate Growth Portfolio.
ING Retirement Moderate	Investment Adviser:	Seeks a high level of total return
Growth Portfolio (Class I)	Directed Services LLC	(consisting of capital appreciation
	Asset Allocation Consultants:	and income) consistent with a level
	Asset Allocation Committee	of risk that can be expected to be
greater than that of ING Retirement
Moderate Portfolio but less than
that of ING Retirement Growth
Portfolio.
ING Retirement Moderate	Investment Adviser:	Seeks a high level of total return
Portfolio (Class I)	Directed Services LLC	(consisting of capital appreciation
	Asset Allocation Consultants:	and income) consistent with a level
	Asset Allocation Committee	of risk that can be expected to be
less than that of ING Retirement
Moderate Growth Portfolio.
ING T. Rowe Price Capital	Investment Adviser:	Seeks, over the long-term, a high
Appreciation Portfolio (Class I)	Directed Services LLC	total investment return, consistent
	Subadviser:	with the preservation of capital and
	T. Rowe Price Associates, Inc.	prudent investment risk.
ING T. Rowe Price Equity	Investment Adviser:	Seeks substantial dividend income
Income Portfolio (Class I)	Directed Services LLC	as well as long-term growth of
	Subadviser:	capital.
T. Rowe Price Associates, Inc.
ING U.S. Stock Index Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.
ING Van Kampen Growth and	Investment Adviser:	Seeks long-term growth of capital
Income Portfolio (Class S)	Directed Services LLC	and income.
Subadviser:
Van Kampen

MKSRDM-10	Page 6 of 10	April 2010

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Wells Fargo Health Care	Investment Adviser:	A non-diversified portfolio that
Portfolio (Class I)	Directed Services LLC	seeks long-term capital growth.
Subadviser:
Wells Capital Management, Inc.
ING Wells Fargo Omega Growth	Investment Adviser:	Seeks long-term capital growth.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Wells Capital Management, Inc.
ING Wells Fargo Small Cap	Investment Adviser:	Seeks long-term capital
Disciplined Portfolio (Class S)	Directed Services LLC	appreciation.
Subadviser:
Wells Capital Management, Inc.
ING Baron Small Cap Growth	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
BAMCO, Inc.
ING Columbia Small Cap Value	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Columbia Management Advisors, LLC
ING JPMorgan Mid Cap Value	Investment Adviser:	Seeks growth from capital
Portfolio (Initial Class)	Directed Services LLC	appreciation.
Subadviser:
J. P. Morgan Investment
Management Inc.
ING Oppenheimer Global	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.
ING Oppenheimer Global	Investment Adviser:	Seeks a high level of current
Strategic Income Portfolio	Directed Services LLC	income principally derived from
(Service Class)	Subadviser:	interest on debt securities.
OppenheimerFunds, Inc.
ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return
(Initial Class)	Directed Services LLC	through income and capital
	Subadviser:	appreciation.
Pioneer Investment Management,
Inc.
ING T. Rowe Price Diversified	Investment Adviser:	Seeks long-term capital
Mid Cap Growth Portfolio	Directed Services LLC	appreciation.
(Initial Class)	Subadviser:
T. Rowe Price Associates, Inc.
ING UBS U.S. Large Cap Equity	Investment Adviser:	Seeks long-term growth of capital
Portfolio (Initial Class)	Directed Services LLC	and future income.
Subadviser:
UBS Global Asset Management (Americas) Inc.
ING Van Kampen Comstock	Investment Adviser:	Seeks capital growth and income.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
Van Kampen

MKSRDM-10	Page 7 of 10	April 2010

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Van Kampen Equity and	Investment Adviser:	Seeks total return, consisting of
Income Portfolio (Initial Class)	Directed Services LLC	long-term capital appreciation and
	Subadviser:	current income.
Van Kampen
ING Balanced Portfolio (Class I)	Investment Adviser:	Prior to July 15, 2010, the portfolio
	ING Investments, LLC	seeks to maximize investment
	Subadviser:	return, consistent with reasonable
	ING Investment Management Co.	safety of principal, by investing in a
diversified portfolio of one or more
of the following asset classes:
stocks, bonds and cash equivalents,
based on the judgment of the
portfolio’s management, of which
of those sectors or mix thereof
offers the best investment
prospects.

Effective July 15, 2010, the
portfolio seeks total return
consisting of capital appreciation
(both realized and unrealized) and
current income; the secondary
investment objective is long-term
capital appreciation.
ING Intermediate Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	consistent with reasonable risk. The
	Subadviser:	portfolio seeks its objective through
	ING Investment Management Co.	investments in a diversified
portfolio consisting primarily of
debt securities. It is anticipated that
capital appreciation and investment
income will both be major factors
in achieving total return.
ING Growth and Income	Investment Adviser:	Seeks to maximize total return
Portfolio (Class I)	ING Investments, LLC	through investments in a diversified
	Subadviser:	portfolio of common stocks and
	ING Investment Management Co.	securities convertible into common
stocks. It is anticipated that capital
appreciation and investment income
will both be major factors in
achieving total return.
ING Index Plus LargeCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard &
	Subadviser:	Poor’s 500® Composite Stock Price
	ING Investment Management Co.	Index, while maintaining a market
level of risk.
ING Index Plus MidCap Portfolio	Investment Adviser:	Seeks to outperform the total return
(Class I)	ING Investments, LLC	performance of the Standard &
	Subadviser:	Poor’s MidCap 400 Index, while
	ING Investment Management Co.	maintaining a market level of risk.

MKSRDM-10	Page 8 of 10	April 2010

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Index Plus SmallCap	Investment Adviser:	Seeks to outperform the total return
Portfolio (Class I)	ING Investments, LLC	performance of the Standard &
	Subadviser:	Poor’s SmallCap 600 Index, while
	ING Investment Management Co.	maintaining a market level of risk.
ING International Index	Investment Adviser:	Seeks investment results (before
Portfolio (Class S)	ING Investments, LLC	fees and expenses) that correspond
	Subadviser:	to the total return of a widely
	ING Investment Management Co.	accepted International Index.
ING RussellTM Large Cap	Investment Adviser:	A non diversified portfolio that
Growth Index Portfolio (Class I)	ING Investments, LLC	seeks investment results (before
	Subadviser:	fees and expenses) that correspond
	ING Investment Management Co.	to the total return of the Russell
Top 200® Growth Index.
ING RussellTM Large Cap Index	Investment Adviser:	Seeks investment results (before
Portfolio (Class I)	ING Investments, LLC	fees and expenses) that correspond
	Subadviser:	to the total return of the Russell
	ING Investment Management Co.	Top 200® Index.
ING RussellTM Large Cap Value	Investment Adviser:	A non diversified portfolio that
Index Portfolio (Class I)	ING Investments, LLC	seeks investment results (before
	Subadviser:	fees and expenses) that correspond
	ING Investment Management Co.	to the total return of the Russell
Top 200® Value Index.
ING RussellTM Mid Cap Growth	Investment Adviser:	A non-diversified portfolio that
Index Portfolio (Class I)	ING Investments, LLC	seeks investment results (before
	Subadviser:	fees and expenses) that correspond
	ING Investment Management Co.	to the total return of the Russell
Midcap® Growth Index.
ING RussellTM Small Cap Index	Investment Adviser:	Seeks investment results (before
Portfolio (Class I)	ING Investments, LLC	fees and expenses) that correspond
	Subadviser:	to the total return of the Russell
	ING Investment Management Co.	2000® Index.
ING Small Company Portfolio	Investment Adviser:	Seeks growth of capital primarily
(Class S)	ING Investments, LLC	through investment in a diversified
	Subadviser:	portfolio of common stocks of
	ING Investment Management Co.	companies with smaller market
capitalizations.
ING U.S. Bond Index Portfolio	Investment Adviser:	Seeks investment results (before
(Class I)	ING Investments, LLC	fees and expenses) that correspond
	Subadviser:	to the total return of the Barclays
	Neuberger Berman Fixed Income	Capital U.S. Aggregate Bond
	LLC	Index® .
ING SmallCap Opportunities	Investment Adviser:	Seeks long-term capital
Portfolio (Class I)	ING Investments, LLC	appreciation.
Subadviser:
ING Investment Management Co.
Neuberger Berman AMT Socially	Investment Adviser:	Seeks long-term growth of capital
Responsive Portfolio® (Class I)	Neuberger Berman Management	by investing primarily in securities
	LLC	of companies that meet the
	Subadviser:	portfolio’s financial criteria and
	Neuberger Berman LLC	social policy.

MKSRDM-10	Page 9 of 10	April 2010

IMPORTANT INFORMATION ABOUT FUNDS CLOSED TO NEW INVESTMENT

The subaccounts that invest in the following funds have been closed to new investment:

  Fidelity® VIP Investment Grade Bond Portfolio
  ING American Century Small-Mid Cap Value Portfolio
  ING BlackRock Large Cap Value Portfolio
  ING Clarion Real Estate Portfolio
  ING Legg Mason ClearBridge Aggressive Growth Portfolio
  ING Lord Abbett Growth and Income Portfolio
  ING MidCap Opportunities Portfolio
  ING Opportunistic LargeCap Portfolio
  ING PIMCO Total Return Portfolio
  ING Strategic Allocation Conservative Portfolio
  ING Strategic Allocation Growth Portfolio
  ING Strategic Allocation Moderate Portfolio
  Invesco V.I. Core Equity Fund

Policy owners who have policy value allocated to one or more of the subaccounts that correspond to these funds may leave their policy value in those subaccounts, but future allocations and transfers into those subaccounts are prohibited. If your most recent premium allocation instructions includes a subaccount that corresponds to one of these funds, premium received that would have been allocated to a subaccount corresponding to one of these funds may be automatically allocated among the other available subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.ingservicecenter.com. See the “Transfers” section of your policy prospectus for information about making allocation changes.

Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See the “Lapse” section of your policy prospectus for more information about how to keep your policy from lapsing. See also the “Reinstatement” section of your policy prospectus for information about how to put your policy back in force if it has lapsed.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your policy, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

ING Customer Service Center P.O. Box 5065 Minot, ND 58702-5065 1-877-253-5050

If you received a summary prospectus for any of the funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

MKSRDM-10	Page 10 of 10	April 2010